Supplementary Financial Statement Information (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenues [Abstract]
Revenues	$ 31
Total revenues	$ 31